Note 28 - Operating Leases	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of leases [text block]
28.
    OPERATING LEASES

The Company primarily leases warehouses and offices.

The future contractual values mature as follows:

	2017	2016

Less than 1 year	35.7	26.7
Between 1 and 5 years	129.4	61.4
More than 5 years	71.1	66.5
	236.2	154.6

In
2017,
the operating lease expense in the income statement amounted to
R$39.0
(
R$43.4
and
R$58.7
in
2016
and
2015,
respectively).